Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Fair Value of Stock Options

The following table summarizes the assumptions used to estimate the fair value of the stock options granted for the years ended December 31, 2023 and 2022:

	2023	2022
Expected Volatility	35% – 45%	39% – 48%
Risk Free Interest Rate	2.87% – 4.72%	2.87% – 4.27%
Expected life of options	3.0 – 5.0	3.0 – 5.0

Schedule of Option Activity

The following table represents option activity for the three months ended March 31, 2024:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2023	6,331	$1,555.52	3.80
Exercisable – December 31, 2023	4,398	$1,555.52	4.27	$-
Granted	-	$-
Forfeited	-	$-
Vested	4,603
Outstanding – March 31, 2024	6,331	$1,475.00	3.55
Exercisable – March 31, 2024	4,603	$1,475.00	3.96	$-

The following table represents option activity for the years ended December 31, 2023 and 2022:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding - December 31, 2021	4,430	$2,000.00	6.23
Exercisable - December 31, 2021	3,807	$2,000.00	6.83	$-
Granted	208	$1,820.00
Forfeited	(176)	$2,300.00
Vested	4,122	-
Outstanding - December 31, 2022	4,462	$2,000.00	5.25
Exercisable - December 31, 2022	4,122	$2,000.00	5.28	$-
Granted	1,894	$28.88
Forfeited	(25)	$2,000.00
Vested	4,398	-
Outstanding - December 31, 2023	6,331	$1,555.52	3.80
Exercisable - December 31, 2023	4,398	$1,555.52	4.27	$-